Inventories (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 431,859	$ 221,088	$ 217,165
Work in process	27,319	172,142	84,343
Finished goods	946,407	251,292	79,281
Total inventories	$ 1,405,585	$ 644,522	$ 380,789